Consolidated Statements of Legacy Xos Preferred Stock and Stockholders’ Equity (Deficit) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Transaction costs	$ 55,424